Share-Based Compensation - Summary of Stock Units (Details) - Restricted Stock Units (RSUs) shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) shares
Stock Units
Outstanding (in shares)	4,015
Granted (in shares)	1,556
Vested (in shares)	(1,734)
Forfeited (in shares)	(231)
Outstanding (in shares)	3,606
Vested and expected to vest (in shares)	3,317
Weighted Average Contractual Term
Outstanding	1 year 4 months 2 days
Vested and expected to vest	1 year 3 months 14 days
Aggregate Intrinsic Value
Outstanding | $	$ 160,592
Vested and expected to vest | $	$ 147,700